Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares outstanding	22,472,784	20,693,326	7,117,743
Common stock, shares issued	23,173,447	21,393,989	7,732,456
Treasury stock, shares	486,254	486,254	400,304